Geographic information - Major Customers (Details) - customer	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Major Customers
Number of customers	1	1	1
Revenue | Customer Concentration Risk | GlaxoSmithKline Intellectual Property Development Ltd
Major Customers
Concentration risk (as a percentage)	100.00%	100.00%	100.00%